Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of net defined benefit liability and its components - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of net defined benefit liability and its components [Abstract]
Balance at beginning	$ 2,093	$ 1,678	$ 1,630
Additions for subsidiaries’ acquisition	149,243
Included in profit or loss:
Current service cost	13,322	614	425
Interest cost	9,461	101	114
Net cost of the period	22,783	715	539
Included in other comprehensive income:
Actuarial (gain) loss	(15,585)	(83)	1,199
Income tax effect			(360)
Other:
Benefits paid	(4,627)	(217)	(1,330)
Balance at ending	$ 153,907	$ 2,093	$ 1,678